Significant Events - Force Majeure Relief (Details) - CAD CAD in Millions		12 Months Ended
	Nov. 18, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Reversal of unused provision		CAD (4)	CAD (96)
Force Majeure Relief Claim
Disclosure of other provisions [line items]
Reversal of unused provision	CAD 94